Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Strategic Dividend Growth Fund, Inc.
Entity Central Index Key	0000799704
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000024716
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Dividend Growth Fund, Inc.
Class Name	Class A Shares
Trading Symbol	LEIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Strategic Dividend Growth Fund, Inc. (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$58	1.12%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.12%
AssetsNet	$ 740,287,564
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$740,287,564 Number of Investments54 Portfolio Turnover23%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Cash Equivalents	0.5%
International Equity Securities	8.7%
Domestic Equity Securities	90.3%

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Materials	1.0%
Communication Services	4.2%
Information Technology	5.2%
Industrials	5.4%
Consumer Discretionary	6.0%
Energy	6.4%
Real Estate	7.6%
Health Care	12.1%
Consumer Staples	12.3%
Utilities	16.1%
Financials	23.7%

Material Fund Change [Text Block]
C000024718
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Dividend Growth Fund, Inc.
Class Name	Class C Shares
Trading Symbol	LEICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Strategic Dividend Growth Fund, Inc. (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$97	1.89%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.89%
AssetsNet	$ 740,287,564
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$740,287,564 Number of Investments54 Portfolio Turnover23%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Cash Equivalents	0.5%
International Equity Securities	8.7%
Domestic Equity Securities	90.3%

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Materials	1.0%
Communication Services	4.2%
Information Technology	5.2%
Industrials	5.4%
Consumer Discretionary	6.0%
Energy	6.4%
Real Estate	7.6%
Health Care	12.1%
Consumer Staples	12.3%
Utilities	16.1%
Financials	23.7%

Material Fund Change [Text Block]
C000024719
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Dividend Growth Fund, Inc.
Class Name	Class F Shares
Trading Symbol	LFEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Strategic Dividend Growth Fund, Inc. (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class F Shares	$71	1.37%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.37%
AssetsNet	$ 740,287,564
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$740,287,564 Number of Investments54 Portfolio Turnover23%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Cash Equivalents	0.5%
International Equity Securities	8.7%
Domestic Equity Securities	90.3%

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Materials	1.0%
Communication Services	4.2%
Information Technology	5.2%
Industrials	5.4%
Consumer Discretionary	6.0%
Energy	6.4%
Real Estate	7.6%
Health Care	12.1%
Consumer Staples	12.3%
Utilities	16.1%
Financials	23.7%

Material Fund Change [Text Block]
C000114966
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Dividend Growth Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	LEISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Strategic Dividend Growth Fund, Inc. (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
AssetsNet	$ 740,287,564
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$740,287,564 Number of Investments54 Portfolio Turnover23%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Cash Equivalents	0.5%
International Equity Securities	8.7%
Domestic Equity Securities	90.3%

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Materials	1.0%
Communication Services	4.2%
Information Technology	5.2%
Industrials	5.4%
Consumer Discretionary	6.0%
Energy	6.4%
Real Estate	7.6%
Health Care	12.1%
Consumer Staples	12.3%
Utilities	16.1%
Financials	23.7%

Material Fund Change [Text Block]
C000123387
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Dividend Growth Fund, Inc.
Class Name	Class R Shares
Trading Symbol	FDERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Strategic Dividend Growth Fund, Inc. (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R Shares	$67	1.31%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.31%
AssetsNet	$ 740,287,564
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$740,287,564 Number of Investments54 Portfolio Turnover23%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Cash Equivalents	0.5%
International Equity Securities	8.7%
Domestic Equity Securities	90.3%

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Materials	1.0%
Communication Services	4.2%
Information Technology	5.2%
Industrials	5.4%
Consumer Discretionary	6.0%
Energy	6.4%
Real Estate	7.6%
Health Care	12.1%
Consumer Staples	12.3%
Utilities	16.1%
Financials	23.7%

Material Fund Change [Text Block]